CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debentures
Schedule of Convertible Debentures

	$	$	$
Movement in convertible debt	Note 11.1	Note 11.2	Total
Balance - October 31, 2022	-	-	-
Additions to debt	2,000,000	6,000,000	8,000,000
Derivative liability recognition	(783,856)	(3,982,944)	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)	-	(1,174,639)
Interest accretion	343,556	271,651	615,207
Debt payments	(137,745)	(123,261)	(261,006)
Balance - October 31, 2023	247,316	2,165,446	2,412,762
Interest accretion	11,672	162,468	174,140
Debt payments	(7,875)	(119,103)	(126,978)
Balance - December 31, 2023	251,113	2,208,811	2,459,924
Debt settlement through conversion of shares	(277,092)	(738,986)	(1,016,078)
Interest accretion	42,844	980,489	1,023,333
Debt and interest payments	(16,865)	(505,088)	(521,953)
Balance - December 31, 2024	-	1,945,226	1,945,226
Current portion	-	1,945,226	1,945,226
Non-current portion	-	-	-

Schedule Of Fair Value Derivative Liability

Expected dividend yield	Nil
Risk-free interest rate	2.92%
Expected life	2.53 years
Expected volatility	80.45%